FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2017
FINANCING RECEIVABLES, NET
Schedule of financing receivables, net

	As of December 31,
	2016	2017
	(RMB in thousands)
Short-term:
Installment purchase loans	1,591,486	1,020,662
Personal installment loans	5,045,347	9,159,840
Net deferred origination fees	(15,839)	(9,829)

Total short-term financing receivables	6,620,994	10,170,673
Allowance for credit losses	(150,096)	(313,464)

Total short-term financing receivables, net	6,470,898	9,857,209

Long-term:
Installment purchase loans	269,644	170,042
Personal installment loans	824,985	1,686,218
Net deferred origination fees	(3,751)	(14,483)

Total long-term financing receivables	1,090,878	1,841,777
Allowance for credit losses	(24,730)	(56,732)

Total long-term financing receivables, net	1,066,148	1,785,045

Summary of balances in financing receivables

	As of December 31,
	2016	2017
	(RMB in thousands)
Due in months
0 - 12	6,620,994	10,170,673
13 - 24	864,469	1,425,851
25 - 36	206,609	406,671
Thereafter	19,800	9,255

Total financing receivables	7,711,872	12,012,450

Schedule of activities in the provision for credit losses

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Beginning balance	(333)	(47,667)	(174,826)
Provisions	(68,287)	(236,611)	(611,869)
Charge-offs	22,762	114,698	444,242
Recoveries from prior charge-offs	(1,809)	(5,246)	(27,743)

Ending balance	(47,667)	(174,826)	(370,196)

Schedule of aging analysis of past due financing receivables

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
Installment purchase loans	15,539	7,324	6,675	16,927	—	46,465	1,814,665	1,861,130
Personal installment loans	92,050	39,962	31,769	61,589	—	225,370	5,625,372	5,850,742

December 31, 2016	107,589	47,286	38,444	78,516	—	271,835	7,440,037	7,711,872

Installment purchase loans	10,759	3,441	2,582	9,370	—	26,152	1,164,552	1,190,704
Personal installment loans	219,535	82,002	68,644	183,668	—	553,849	10,267,897	10,821,746

December 31, 2017	230,294	85,443	71,226	193,038	—	580,001	11,432,449	12,012,450

Summary of net recorded investment of financing receivables, by credit quality indicator

	As of December 31, 2016		As of December 31, 2017
	Installment Purchase Loans	Personal Installment Loans	Installment Purchase Loans	Personal Installment Loans
	(RMB in thousand)
Risk level:
A	664,167	1,911,617	598,418	2,480,065
B	327,646	968,367	264,574	1,970,978
C	562,366	1,892,710	180,446	2,709,756
D	190,284	702,038	102,426	2,612,084
E	48,285	157,879	34,293	772,997
F	15,844	52,129	4,857	165,478
N	52,538	166,002	5,690	110,388

Total	1,861,130	5,850,742	1,190,704	10,821,746